BRADFORD RODGERS

VP and Senior Counsel

Writer’s Direct Number: (205) 268-1113

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

Email: brad.rodgers@protective.com

August 20, 2021

VIA EDGAR AND E-MAIL

U.S. Securities and Exchange Commission

100 F Street, N.E.
Washington, DC 20549

Re:                             GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

VARIABLE ANNUITY-2 SERIES ACCOUNT, File No. 811-05817

GREAT-WEST SMART TRACK® ADVISOR VARIABLE ANNUITY, No. 333-212090

Post-Effective Amendment No. 17 to Registration Statement on Form N-4

Commissioners:

On behalf of Great-West Life & Annuity Insurance Company (“the Company”) and Variable Annuity-2 Series Account (the “Account”), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933 (the “Securities Act”), the Investment Company Act of 1940, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 17 to the Account’s Registration Statement on Form N-4 for certain variable annuity contracts (“Great-West Smart Track® Advisor Variable Annuity”) being issued through the Account.

This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act primarily for the purpose of including in the Registration Statement revisions reflected in the Prospectus, Statement of Additional Information and Part C pursuant to the requirements of amended Form N-4.

If you have any questions, or require any additional information, please contact me at (205) 268-1113. You may also contact Tom Bisset with Eversheds Sutherland (US) LLP at (202) 383-0118.  We thank you for your assistance with this filing.

Very truly yours,

/s/ Bradford Rodgers. Esq.

Bradford Rodgers, Esq.

Cc: Tom Bisset, Esq.

Eversheds Sutherland (US) LLP